Game operating cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of comparative information prepared under previous GAAP [line items]
Depreciation and amortization	$ (6,854)	$ (6,181)	$ (6,276)
Game operation cost	(56,728)	(50,746)	(55,594)
Game Operation Cost [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	(28,997)	(30,790)	(39,155)
Technical support services	(23,428)	(16,563)	(12,514)
Depreciation and amortization	(4,303)	(3,393)	(3,925)
Game operation cost	$ (56,728)	$ (50,746)	$ (55,594)